Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Putnam Sustainable Leaders ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Sustainable Leaders ETF (NAV)
Account Value	$ 13,450	$ 10,189	$ 8,827	$ 10,976
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 13,545	10,714	9,336	10,766
ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Sustainable Leaders ETF (Market Price)
Account Value	$ 13,448	10,195	8,841	10,980
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 14,183	$ 11,189	$ 9,650	$ 10,870